                         SUPPLEMENT DATED JUNE 5, 2006
                                      TO
                         PROSPECTUS DATED MAY 1, 2006

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
             METLIFE FINANCIAL FREEDOM SELECT(R) B, L AND C CLASS
                          VARIABLE ANNUITY CONTRACTS

                                   ISSUED BY
                      METROPOLITAN LIFE INSURANCE COMPANY

This Supplement updates certain information contained in the Metropolitan Life Separate Account E Prospectus dated May 1, 2006 for MetLife Financial Freedom Select group and individual deferred variable annuities. This Supplement should be read in its entirety with the Prospectus.

1. COVER PAGE

Replace the listing of the Exchange-Traded Portfolios on the cover with the following:

    EXCHANGE-TRADED FUNDS ("ETF") PORTFOLIOS

    Cyclical Growth and Income ETF
    Cyclical Growth ETF

2. YOUR INVESTMENT CHOICES

Replace the first sentence in the second paragraph on page 22 with the following:

Starting with the most conservative Portfolio, each group of investment choices in the following chart is listed in the approximate risk relationship among each available Portfolio in that group, with all those within the same investment style listed in alphabetical order (based upon the Portfolios' legal names).

3. THE INVESTMENT CHOICES CHART

Replace the third group of investment choices ("Exchange-Traded Funds Portfolios") in the chart on page 24 with the following:

    EXCHANGE-TRADED FUNDS PORTFOLIOS

                Cyclical Growth and       Seeks growth of capital
                Income ETF Portfolio      and income
                Cyclical Growth ETF       Seeks growth of capital
                Portfolio

               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

             200 PARK AVENUE
             NEW YORK, NY 10166                    (800) 638-7732

                         SUPPLEMENT DATED JUNE 5, 2006
                                      TO
                         PROSPECTUS DATED MAY 1, 2006

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                      METLIFE FINANCIAL FREEDOM SELECT(R)
                E AND E BONUS CLASS VARIABLE ANNUITY CONTRACTS

                                   ISSUED BY
                      METROPOLITAN LIFE INSURANCE COMPANY

This Supplement updates certain information contained in the Metropolitan Life Separate Account E Prospectus dated May 1, 2006 for MetLife Financial Freedom Select group and individual deferred variable annuities. This Supplement should be read in its entirety with the Prospectus.

1. COVER PAGE

Replace the listing of the Exchange-Traded Portfolios on the cover with the following:

    EXCHANGE-TRADED FUNDS ("ETF") PORTFOLIOS

    Cyclical Growth and Income ETF
    Cyclical Growth ETF

2. YOUR INVESTMENT CHOICES

Replace the first sentence in the second paragraph on page 21 with the following:

Starting with the most conservative Portfolio, each group of investment choices in the following chart is listed in the approximate risk relationship among each available Portfolio in that group, with all those within the same investment style listed in alphabetical order (based upon the Portfolios' legal names).

3. THE INVESTMENT CHOICES CHART

Replace the third group of investment choices ("Exchange-Traded Funds Portfolios") in the chart on page 23 with the following:

    EXCHANGE-TRADED FUNDS PORTFOLIOS

 Cyclical Growth and Income ETF
 Portfolio                              Seeks growth of capital and income
 Cyclical Growth ETF Portfolio          Seeks growth of capital

               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

             200 PARK AVENUE
             NEW YORK, NY 10166                    (800) 638-7732